Taxes - Schedule of Taxation in the Statement of Income (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Schedule of Taxation in the Statement of Income [Abstract]
Current	$ 3,694,352	$ 471,218	$ 2,256,487	$ 2,817,000
Deferred	(38,816)	(4,951)
Total	$ 3,655,536	$ 466,267	$ 2,256,487	$ 2,817,000